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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.   Name and address of issuer:

                           Frank Russell Investment Company

2. Name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

3.   Investment Company Act File Number:    811-3153

     Securities Act File Number:            2-71299

4(a). Last day of fiscal year for which this Form is filed:

                                    10/31/02

4(b).    |_|   Check box if this Form is being  filed late  (i.e.,  more than 90 days after the end of the  issuer's  fiscal  year). N/A

     Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).    |_|   Check box if this is the last time the issuer will be filing this
     Form.   N/A

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year
            pursuant to section 24(f):                    $ 21,353,654,800.17
            (see attached Exhibit 1)                      -------------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year (see Exhibit C)              ($ 20,658,472,700.74)
                                                         ---------------------

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(iii)       Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995 that
            were not previously used to
            reduce registration fees payable
            to the Commission:                                          $   0
                                                                        -----

     (iv)   Total  available  redemption
            credits [add Items 5(ii) and
            5(iii)]:                                     ($ 20,658,472,700.74)
                                                         ---------------------

     (v)    Net sales-- if Item  5(i) is  greater
            than Item 5(iv)  [subtract Item 5(iv)
            from Item 5(i)]:                                 $ 695,182,099.43
                                                             ----------------

     ----------------------------------------------------
     (vi)   Redemption credits available for
            use in future years -- if Item 5(i)
            is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)
     ----------------------------------------------------           $(   0   )
                                                                    ----------

     (vii)  Multiplier for determining
            registration fee (See  Instruction
            C.8):                                                x     .000092
                                                                 -------------

     (viii) Registration fee due [multiply  Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):                                      = $ 63,956.75
                                                                 =============

6. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

7. Total amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:

                                                                 = $ 63,956.75
                                                                 =============

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 28, 2003
                                       ----------------

     Account Number: 910-8739
                     --------

     Method of Delivery:

         |X|  Wire transfer

         |_|  Mail or other means

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                                   SIGNATURES

     This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ David Craig



                                    David Craig, Assistant Treasurer
                                    ------------------------------------

Dated:                              January 28, 2003
                                    -----------------------------------


  * Please print the name and title of the signing officer below the signature.